RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS [Line Items]
Amounts payable, related party transactions	$ 0	$ 100,000
BioConnection Investment B.V.
RELATED PARTY TRANSACTIONS [Line Items]
Related party transactions	3,000,000	3,500,000
Service fee receivable	$ 500,000
Service fee payable		$ 100,000